SIGNIFICANT ACCOUNTING POLICIES (Derivatives And Hedging Activities) (Narrative) (Details) (Cash Flow Hedging [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Forward Contracts [Member]
Derivative [Line Items]
Notional amount	$ 4,295	$ 3,419
Option Contracts [Member]
Derivative [Line Items]
Notional amount	$ 900	$ 4,790